REPORTABLE SEGMENTS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	$ 5,944,197	$ 6,415,109	$ 5,869,341
Revenue from rendering of services	139,945	131,037	142,478
Revenue	6,084,142	6,546,146	6,011,819
Non-current Assets other than deferred tax	16,809,528	13,811,285	13,646,219
Chile
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	3,328,094	3,644,478	2,998,896
Revenue from rendering of services	105,624	91,422	76,928
Revenue	3,433,718	3,735,900	3,075,824
Non-current Assets other than deferred tax	9,247,531	9,195,687	9,466,748
Argentina
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	526,648	486,079	570,933
Revenue from rendering of services	0	0	0
Revenue	526,648	486,079	570,933
Non-current Assets other than deferred tax	692,438	672,411	612,467
Brazil
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	515,004	591,342	586,512
Revenue from rendering of services	0	0	28,332
Revenue	515,004	591,342	614,844
Non-current Assets other than deferred tax	4,029,604	1,286,657	1,035,237
USA/Canada
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	973,257	1,047,672	1,057,027
Revenue from rendering of services	0	0	0
Revenue	973,257	1,047,672	1,057,027
Non-current Assets other than deferred tax	639,416	662,729	687,247
Uruguay
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	420,617	459,464	449,316
Revenue from rendering of services	34,321	39,615	37,215
Revenue	454,938	499,079	486,531
Non-current Assets other than deferred tax	1,797,681	1,763,397	1,681,160
Mexico
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	180,577	186,074	206,657
Revenue from rendering of services	0	0	3
Revenue	180,577	186,074	206,660
Non-current Assets other than deferred tax	$ 402,858	$ 230,404	$ 163,360